Net debt (Tables)	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of components of net debt	Net debt is comprised as follows:

	2025	2024	2023
	£m	£m	£m
Cash and cash equivalents (see note 20)	1,178	559	163
Current financial investments (see note 15)	5,753	3,699	2,605
Borrowings (see note 21)	(47,539)	(47,072)	(42,985)
Financing derivatives[1] (see note 17)	(763)	(793)	(756)
	(41,371)	(43,607)	(40,973)
1.The financing derivatives balance included in net debt excludes the commodity derivatives (see note 17).

Schedule of changes in net debt	Analysis of changes in net debt

	Notes	Borrowings £m	Financing derivatives used to hedge debt £m	Total liabilities from financing activities £m	Cash and cash equivalents £m	Financial investments £m	Other financing derivatives £m	Total[1] £m
At 1 April 2024		(47,072)	(764)	(47,836)	559	3,699	(29)	(43,607)
Net increase in cash and cash equivalents		—	—	—	765	—	—	765
Included within financing cash flows:
Proceeds received from loans		(3,237)	—	(3,237)	—	—	—	(3,237)
Repayment of loans		2,861	—	2,861	—	—	—	2,861
Payments of lease liabilities		130	—	130	—	—	—	130
Net movements in short-term borrowings		(925)	—	(925)	—	—	—	(925)
Cash inflows on derivatives		—	(62)	(62)	—	—	—	(62)
Cash outflows on derivatives		—	106	106	—	—	—	106
Interest paid		1,608	312	1,920	—	—	—	1,920
Non-net debt financing cash flows		(8)	—	(8)	—	—	—	(8)
Included within investing cash flows:
Net movements in short-term financial investments		—	—	—	—	2,606	—	2,606
Cash inflows on derivatives		—	—	—	—	—	(11)	(11)
Cash outflows on derivatives		—	—	—	—	—	6	6
Derivative cash flows included in capital expenditure		—	—	—	—	—	9	9
Interest received		—	—	—	—	(332)	—	(332)
Derivative cash flows included in revenue		—	—	—	—	—	(8)	(8)
Fair value gains and losses		(26)	(30)	(56)	—	1	(7)	(62)
Foreign exchange movements		866	—	866	(23)	(25)	—	818
Interest (charges)/income	6	(1,663)	(295)	(1,958)	—	338	10	(1,610)
Other non-cash movements		(207)	—	(207)	—	—	—	(207)
Reclassification to held for sale[2]	10	134	—	134	(123)	(534)	—	(523)
At 31 March 2025		(47,539)	(733)	(48,272)	1,178	5,753	(30)	(41,371)
Balances at 31 March 2025 comprise:
Non-current assets		—	340	340	—	—	16	356
Current assets		—	5	5	1,178	5,753	14	6,950
Current liabilities		(4,662)	(347)	(5,009)	—	—	(8)	(5,017)
Non-current liabilities		(42,877)	(731)	(43,608)	—	—	(52)	(43,660)
		(47,539)	(733)	(48,272)	1,178	5,753	(30)	(41,371)
1.Includes accrued interest of £477 million.
2.Reclassification to held for sale represents the closing net debt position of NG Renewables and Grain LNG and the disposal of the ESO (see note 10).
29. Net debt continued

	Notes	Borrowings £m	Financing derivatives used to hedge debt £m	Total liabilities from financing activities £m	Cash and cash equivalents £m	Financial investments £m	Other financing derivatives £m	Total¹ £m
At 1 April 2023		(42,985)	(793)	(43,778)	163	2,605	37	(40,973)
Net increase in cash and cash equivalents		—	—	—	427	—	—	427
Included within financing cash flows:
Proceeds received from loans		(5,563)	—	(5,563)	—	—	—	(5,563)
Repayment of loans		1,701	—	1,701	—	—	—	1,701
Payments of lease liabilities		118	—	118	—	—	—	118
Net movements in short-term borrowings		(544)	—	(544)	—	—	—	(544)
Cash inflows on derivatives		—	(86)	(86)	—	—	—	(86)
Cash outflows on derivatives		—	58	58	—	—	—	58
Interest paid		1,330	297	1,627	—	—	—	1,627
Non-net debt financing cash flows		(18)	—	(18)	—	—	—	(18)
Included within investing cash flows:
Net movements in short-term financial investments		—	—	—	—	1,141	—	1,141
Cash inflows on derivatives		—	—	—	—	—	(123)	(123)
Cash outflows on derivatives		—	—	—	—	—	—	—
Derivative cash flows included in capital expenditure		—	—	—	—	—	5	5
Interest received		—	—	—	—	(148)	—	(148)
Derivative cash flows included in revenue		—	—	—	—	—	(11)	(11)
Fair value gains and losses		(69)	40	(29)	—	4	60	35
Foreign exchange movements		718	—	718	(1)	(49)	—	668
Interest (charges)/income	6	(1,564)	(284)	(1,848)	—	152	7	(1,689)
Other non-cash movements		(209)	4	(205)	—	—	(4)	(209)
Reclassification to held for sale[2]		13	—	13	(30)	(6)	—	(23)
At 31 March 2024		(47,072)	(764)	(47,836)	559	3,699	(29)	(43,607)
1.Includes accrued interest of £490 million.
2.Reclassification to held for sale represents the closing net debt position of the ESO (see note 10).

	Notes	Borrowings £m	Financing derivatives used to hedge debt £m	Total liabilities from financing activities £m	Cash and cash equivalents[1] £m	Financial investments £m	Other financing derivatives £m	Total[2] £m
At 1 April 2022		(45,465)	(750)	(46,215)	204	3,145	57	(42,809)
Net decrease in cash and cash equivalents		—	—	—	(48)	—	—	(48)
Included within financing cash flows:
Proceeds received from loans		(11,908)	—	(11,908)	—	—	—	(11,908)
Repayment of loans		15,260	—	15,260	—	—	—	15,260
Payments of lease liabilities		155	—	155	—	—	—	155
Net movements in short-term borrowings		511	—	511	—	—	—	511
Cash inflows on derivatives		—	(190)	(190)	—	—	—	(190)
Cash outflows on derivatives		—	118	118	—	—	—	118
Interest paid		1,277	153	1,430	—	—	—	1,430
Non-net debt financing cash flows		(27)	—	(27)	—	—	—	(27)
Included within investing cash flows:
Net movements in short-term financial investments		—	—	—	—	(586)	—	(586)
Cash outflows on derivatives		—	—	—	—	—	362	362
Derivative cash outflow in relation to capital expenditure		—	—	—	—	—	12	12
Interest received		—	—	—	—	(65)	—	(65)
Fair value gains and losses		367	46	413	—	(18)	(394)	1
Foreign exchange movements		(1,311)	—	(1,311)	7	61	—	(1,243)
Interest (charges)/income	6	(1,658)	(170)	(1,828)	—	73	—	(1,755)
Other non-cash movements		(283)	—	(283)	—	—	—	(283)
Reclassification to held for sale[3]		97	—	97	—	(5)	—	92
At 31 March 2023		(42,985)	(793)	(43,778)	163	2,605	37	(40,973)
1.Cash and cash equivalents at the start of the year exclude the Group’s bank overdraft as at 1 April 2023 of £22 million.
2.Includes accrued interest of £401 million.
3.Reclassification to held for sale represented the disposal of NECO, which was not classified as a discontinued operation.